GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 371,772	$ 377,485	$ 1,106,939	$ 1,122,635	$ 1,507,134	$ 1,562,558
Excess carrying value percentage	20.00%		20.00%
Goodwill	$ 20,596,195		$ 20,596,195		20,070,817
Goodwill impairment charge	4,830,000		4,830,000
Intangible Assets, Net (Including Goodwill)	11,150,545		11,150,545		16,510,422	$ 17,872,970
Indefinite-Lived Intangible Assets [Member] | Goodwill Revenue Cycle Management Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	5,480,966		5,480,966		5,480,966
Goodwill impairment charge			4,322,000
Goodwill impairment charge	4,322,000		4,322,000
Intangible Assets, Net (Including Goodwill)	1,158,966		1,158,966		5,480,966
Indefinite-Lived Intangible Assets [Member] | Goodwill Entertainment Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	6,112,507		6,112,507		5,886,548
Goodwill impairment charge	307,000		307,000
Goodwill	1,158,966		1,158,966
Intangible Assets, Net (Including Goodwill)	5,805,507		5,805,507		5,886,548
Indefinite-Lived Intangible Assets [Member] | Trade Name And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	900,000		900,000		600,000
Goodwill impairment charge	201,000		201,000
Intangible Assets, Net (Including Goodwill)	699,000		699,000		$ 600,000
Impairment of intangible assets	201,000
Indefinite lived intangible assets	$ 699,000		$ 699,000
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average cost of capital			21.00%
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average cost of capital			32.50%